TIAA-CREF Bond Index Fund
TIAA-CREF Bond Index Fund
Investment objective

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	TIAA-CREF Bond Index Fund Advisor Class
Maximum sales charge imposed on purchases (percentage of offering price)	none
Maximum deferred sales charge	none
Maximum sales charge imposed on reinvested dividends and other distributions	none
Redemption or exchange fee	none
Maximum account fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TIAA-CREF Bond Index Fund Advisor Class
Management fees	0.10%
Distribution (Rule 12b-1) fees
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.22%
Waivers and expense reimbursements		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.22%
[1]	Estimates for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors Inc., has contractually agreed to reimburse the Fund for any Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.28% of the average daily net assets for Advisor Class shares of the Fund. These expense reimbursement arrangements will continue through at least December 3, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through December 3, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	TIAA-CREF Bond Index Fund Advisor Class USD ($)
1 year	$ 23
3 years	$ 71

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, Inc. (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of the Index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering Advisor Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new Advisor Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar chart and table has not been restated to reflect any difference between the existing classes’ expenses and estimated Advisor Class expenses. Because existing class shares generally are expected to have different expenses than Advisor Class shares, if the charts below had been restated with Advisor Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Bond Index Fund

† The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2015, was 1.19%.
Best quarter: 3.75%, for the quarter ended September 30, 2011. Worst quarter: -2.41%, for the quarter ended June 30, 2013.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns - TIAA-CREF Bond Index Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	5.87%	4.26%	4.11%		Sep. 14, 2009
Retail Class	5.61%	3.92%	3.77%		Sep. 14, 2009
Retirement Class	5.71%	4.02%	3.87%		Sep. 14, 2009
Premier Class	5.72%	4.13%	3.96%	[1]	Sep. 30, 2009
After Taxes on Distributions | Institutional Class	4.85%	3.34%	3.19%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	3.32%	2.93%	2.82%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.97%	4.45%	4.36%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.